As filed with the Securities and Exchange Commission on February 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 94.2%
Consumer Discretionary - 13.1%
35,270	Bayerische Motoren Werke AG	$3,715,768
88,865	JC Decaux SA	3,406,642
123,400	Mazda Motor Corp.	2,546,329
182,895	Melia Hotels International SA	2,415,843
18,740	Naspers	2,561,464
259,600	Panasonic Corp.	2,631,698
36,620	ProSiebenSat.1 Media SE	1,847,537
267,062	Rakuten, Inc.	3,075,955
19,595	Shimano, Inc.	3,008,980
		25,210,216
Consumer Staples - 6.3%
2,430	Barry Callebaut AG	2,639,516
33,065	Casino Guichard Perrachon SA	1,519,037
70	Danone SA	4,730
16,000	Golden Agri-Resources Ltd.	3,822
102,070	Unicharm Corp.	2,084,440
136,810	Unilever NV - ADR	5,926,609
		12,178,154
Energy - 2.7%
174,435	BG Group	2,528,597
377,628	Origin Energy	1,277,410
97,135	Statoil ASA - ADR	1,356,004
		5,162,011
Financials - 22.9%
666,650	AIA Group Ltd.	3,983,289
695,980	Akbank TAS	1,595,900
142,605	AXA SA	3,896,499
1,016,980	Barclays PLC	3,273,444
178,990	Gjensidige Forsikring ASA	2,864,760
1,032,200	Global Logistic Properties Ltd.	1,558,788
418,700	Grupo Financiero Banorte SAB de CV	2,303,099
74,230	HSBC Holdings PLC - ADR	2,929,858
73,675	Julius Baer Gruppe AG	3,564,188
379,345	Mitsubishi UFJ Financial Group, Inc.	2,349,757
243,300	Orix Corp.	3,413,125
2,607,100	PT Bank Rakyat Indonesia (Persero) Tbk.	2,139,648
81,575	Sampo Group	4,142,584
219,420	Standard Chartered Bank PLC	1,820,572
94,171	Svenska Handelsbanken AB	1,250,731
573,920	UniCredit S.p.A.	3,173,043
		44,259,285
Health Care - 14.9%
222,550	Astellas Pharma, Inc.	3,168,170
27,135	CSL Ltd.	2,068,759
169,075	GlaxoSmithKline PLC	3,414,632

99,100	Hoya Corp.	4,052,455
66,926	Novartis AG - ADR	5,758,313
178,990	Roche Holding Ltd. - ADR	6,169,785
117,002	Smith & Nephew PLC - ADR	4,165,271
		28,797,385
Industrials - 12.6%
82,285	Atlas Copco AB	1,891,765
62,000	DAIKIN INDUSTRIES	4,514,944
171,000	Experian PLC	3,022,342
130,590	Gamesa Corporacion Tecnologica SA	2,235,708
136,120	Koninklijke Philips NV	3,474,382
21,480	Kubota Corp. - ADR*	1,662,230
66,500	Kubota Corp.	1,027,335
48,335	Spirax-Sarco Engineering PLC	2,337,628
77,643	Wolseley PLC	4,217,041
		24,383,375
Information Technology - 8.0%
24,738	ASML Holding NV - ADR	2,195,992
45,450	Check Point Software Technologies Ltd. *	3,698,721
27,520	Gemalto NV	1,651,265
4,700	Keyence Corp.	2,583,144
41,875	SAP AG - ADR	3,312,313
85,305	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,940,689
		15,382,124
Materials - 4.1%
23,654	Air Liquide SA	2,655,569
40,725	Akzo Nobel NV	2,721,204
58,490	Croda International PLC	2,620,656
		7,997,429
Telecommunication Services - 5.0%
218,320	Deutsche Telekom AG	3,921,190
1,296,400	Singapore Telecommunications Ltd.	3,342,463
39,184	Sunrise Communications Group AG *	2,309,818
		9,573,471
Utilities - 4.6%
270,460	EDP Renovaveis SA	2,127,348
144,570	ENN Energy Holdings Ltd.	766,888
209,225	National Grid PLC	2,885,562
131,770	Veolia Environnement	3,126,361
		8,906,159

TOTAL COMMON STOCKS (Cost $173,572,580)		181,849,609

PREFERRED STOCKS - 2.9%
Consumer Staples - 2.4%
40,690	Henkel AG and Co. KGaA	4,541,110

Financials - 0.5%
160,339	Itau Unibanco Holding SA	1,043,807

TOTAL PREFERRED STOCKS (Cost $1,725,958)		5,584,917

SHORT-TERM INVESTMENTS - 2.4%
4,534,805	Fidelity Money Market Portfolio, 0.28% (1)	4,534,805

TOTAL SHORT-TERM INVESTMENTS (Cost $4,534,805)		4,534,805

TOTAL INVESTMENTS - 99.5% (Cost $179,833,343)		191,969,331
Other Assets in Excess of Liabilities - 0.5%		909,061
NET ASSETS - 100.0%		$192,878,392

ADR		American Depositary Receipt
*		Non-income producing security
	(1)	Seven-day yield as of December 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

		Cost of investments	$181,719,755

		Gross unrealized appreciation	27,716,824
		Gross unrealized depreciation	(17,467,248)
		Net unrealized appreciation	$10,249,576

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Boston Common International Fund

COUNTRY ALLOCATION as of December 31, 2015 (Unaudited)

Country	% of Net Assets
Japan	18.7%
United Kingdom	17.3%
Switzerland	10.6%
Germany	9.0%
Netherlands	8.3%
France	7.6%
Spain	3.5%
Singapore	2.5%
Finland	2.2%
Norway	2.2%
Hong Kong	2.1%
Israel	1.9%
Australia	1.7%
Italy	1.6%
Sweden	1.6%
South Africa	1.3%
Mexico	1.2%
Indonesia	1.1%
Taiwan	1.0%
Turkey	0.8%
Brazil	0.5%
Cayman Islands	0.4%

Boston Common International Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$25,210,216	$-	$25,210,216
Consumer Staples	5,926,609	6,251,545	-	12,178,154
Energy	1,356,004	3,806,007	-	5,162,011
Financials	5,232,957	39,026,328	-	44,259,285
Health Care	16,093,369	12,704,016		28,797,385
Industrials	1,662,230	22,721,145	-	24,383,375
Information Technology	11,147,715	4,234,409	-	15,382,124
Materials	-	7,997,429	-	7,997,429
Telecommunication Services	-	9,573,471	-	9,573,471
Utilities	-	8,906,159	-	8,906,159
Total Common Stocks	41,418,884	140,430,725	-	181,849,609
Preferred Stocks
Consumer Staples	-	4,541,110	-	4,541,110
Financials	1,043,807	-	-	1,043,807
Total Preferred Stocks	1,043,807	4,541,110	-	5,584,917
Short-Term Investments	4,534,805	-	-	4,534,805
Total Investments in Securities	$46,997,496	$144,971,835	$-	$191,969,331

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2015. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 93.3%
Consumer Discretionary - 10.5%
1,900	Advance Auto Parts, Inc.	$285,969
146	Discovery Communications, Inc. - Class A *	3,895
185	Discovery Communications, Inc. - Class C *	4,666
1,950	Ford Motor Company	27,475
4,265	Home Depot, Inc.	564,046
14,760	The Interpublic Group of Companies, Inc.	343,613
8,800	Lowe's Companies, Inc.	669,152
365	The Priceline Group, Inc. *	465,357
2,265	VF Corp.	140,996
5,310	Walt Disney Company	557,975
		3,063,144
Consumer Staples - 9.7%
4,210	Colgate-Palmolive Company	280,470
2,000	Costco Wholesale Corp.	323,000
4,930	CVS Health Corp.	482,006
2,755	The Estee Lauder Companies, Inc.	242,605
4,435	The Hershey Company	395,913
2,450	Keurig Green Mountain, Inc.	220,451
135	Mondelez International, Inc.	6,053
5,135	PepsiCo, Inc.	513,089
2,355	Procter & Gamble Company	187,011
4,890	Whole Foods Market, Inc.	163,815
		2,814,413
Energy - 5.0%
4,060	Apache Corp.	180,548
18,770	BG Group PLC - ADR	272,541
2,490	Cimarex Energy Company	222,556
2,035	Core Laboratories NV	221,286
4,605	EOG Resources, Inc.	325,988
9,530	Spectra Energy Corp.	228,148
		1,451,067
Financials - 12.8%
2,175	American Express Company	151,271
3,500	Aon PLC	322,735
5,715	CME Group Inc.	517,779
19,570	Fifth Third Bancorp	393,357
6,610	First Republic Bank	436,657
12,725	JP Morgan Chase & Company	840,232
16,245	Morgan Stanley	516,753
3,285	Northern Trust Corp.	236,816
3,155	PNC Financial Services Group, Inc.	300,703
		3,716,303
Health Care - 16.0%
9,250	Baxalta, Inc.	361,028
7,910	Baxter International, Inc.	301,767
1,825	Biogen Idec, Inc. *	559,089
4,780	Bristol-Myers Squibb Company	328,816
3,135	Express Scripts Holding Company *	274,030
6,895	Gilead Sciences, Inc.	697,705
8,845	Johnson & Johnson	908,558
9,555	Merck & Company, Inc.	504,695
10,350	Roche Holding Ltd. - ADR	356,765

3,370	Zimmer Biomet Holdings, Inc.	345,728
		4,638,181
Industrials - 8.9%
2,715	3M Company	408,988
4,445	Carlisle Companies, Inc.	394,227
4,720	Equifax, Inc.	525,666
3,910	Kansas City Southern	291,960
6,640	Nielsen Holdings PLC	309,424
2,600	Snap-on, Inc.	445,718
1,045	W.W. Grainger, Inc.	211,706
		2,587,689
Information Technology - 21.5%
9	Alphabet, Inc. - Class A *	7,002
1,159	Alphabet, Inc. - Class C *	879,542
11,725	Apple, Inc.	1,234,173
3,075	ASML Holding NV - ADR	272,968
5,930	Check Point Software Technologies Ltd. *	482,583
6,450	Cognizant Technology Solutions - Class A *	387,129
5,630	First Solar, Inc. *	371,524
2,755	Fleetmatics Group PLC *	139,926
1,390	LinkedIn Corp. *	312,861
17,365	Microsoft Corp.	963,410
11,440	Oracle Corp.	417,903
5,375	PayPal Holdings, Inc. *	194,575
95	Qualcomm, Inc.	4,749
7,450	Visa, Inc.	577,748
		6,246,093
Materials - 2.7%
3,485	Airgas, Inc.	482,045
4,330	AptarGroup, Inc.	314,575
		796,620
Telecommunication Services - 2.7%
17,135	Verizon Communications, Inc.	791,980
		791,980
Utilities - 3.5%
21,220	8point3 Energy Partners LP	342,491
7,440	ITC Holdings Corp.	292,020
5,345	National Grid PLC - ADR	371,691
		1,006,202

TOTAL COMMON STOCKS (Cost $23,452,231)		27,111,692

REAL ESTATE INVESTMENT TRUSTS - 4.1%
6,475	Crown Castle International Corp.	559,764
13,510	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	255,609
1,935	Simon Property Group, Inc.	376,241
		1,191,614

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,044,094)		1,191,614

SHORT-TERM INVESTMENTS - 2.5%
726,379	Fidelity Money Market Portfolio, 0.28% (1)	726,379

TOTAL SHORT-TERM INVESTMENTS (Cost $726,379)		726,379

TOTAL INVESTMENTS - 99.9% (Cost $25,222,704)		29,029,685
Other Assets in Excess of Liabilities - 0.1%		41,739
NET ASSETS - 100.0%		$29,071,424

*		Non-income producing security
ADR		American Depositary Receipt
	(1)	Seven-day yield as of December 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

		Cost of investments	$25,260,700

		Gross unrealized appreciation	4,957,056
		Gross unrealized depreciation	(1,188,071)
		Net unrealized appreciation	$3,768,985

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Boston Common U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,111,692	$-	$-	$27,111,692
Real Estate Investment Trusts	1,191,614	-	-	1,191,614
Short-Term Investments	726,379	-	-	726,379
Total Investments in Securities	$29,029,685	$-	$-	$29,029,685

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2015. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
              Elaine E. Richards, President, Principal Executive Officer

Date               2/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
              Elaine E. Richards, President, Principal Executive Officer

Date               2/22/16

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date               2/29/16

* Print the name and title of each signing officer under his or her signature.